CREDIT FROM BANKING INSTITUTIONS (Schedule of Line of Credit Facilities and Current Portion of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CREDIT FROM BANKING INSTITUTIONS [Abstract]
Revolving credit - in NIS	$ 38	$ 45
Current maturities of long-term loans		176
Total	$ 38	$ 221